SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation Rates
Assets are depreciated by the straight-line method over the estimated useful lives of the assets, provided that the Company’s management believes the residual values of the assets to be negligible, as follows:

%
Computers and communications equipment	20-33
Office furniture and equipment	6-15
Laboratory equipment	15-20

Schedule of Useful Life of Right of Use Assets	Assets are depreciated by the straight-line method over the estimated useful lives of the right of use assets or the lease period, which is shorter:
Years
Property	11
Motor vehicles	3